Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41334
Entity Registrant Name	RAIL VISION LTD.
Entity Central Index Key	0001743905
Entity Address, Address Line One	15 Ha’Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Country	IL
Entity Address, Postal Zip Code	4366517